Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income, Net of Tax
The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholders’ equity, are as follows:

Gains and Losses on Derivative Instruments
Balance, December 31, 2012	(2.2)
Other comprehensive loss before reclassifications, net of tax	2.3
Amounts reclassified from accumulated other comprehensive income	2.4
Net current period other comprehensive loss	4.7
Balance, December 31, 2013	2.5
Other comprehensive income before reclassifications, net of tax	(1.0)
Net current period other comprehensive income	(1.0)
Balance, December 31, 2014	1.5
Other comprehensive income before reclassifications, net of tax	(1.5)
Net current period other comprehensive income	(1.5)
Balance, December 31, 2015	—

Schedule of Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income
The significant amounts either added to or reclassified out of each component of accumulated other comprehensive income are included in the tables below:

	Amount of Derivative Gain (Loss) Recognized in OCI – Effective for the Years Ended December 31,
Derivatives Designated as Cash Flow Hedges	2015	2014	2013
Interest rate caps	(2.0)	(1.4)	2.6
Other	$—	$—	$0.5
Total before tax	(2.0)	(1.4)	3.1
Tax benefit (expense)	0.5	0.4	(0.8)
Net of tax	$(1.5)	$(1.0)	$2.3